Commitments and Contingencies - Future Non-Cancelable Minimum Lease Payments for Next Five Years and Thereafter (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Minimum Operating Lease Payments
2014	$ 7,232
2015	5,556
2016	4,142
2017	3,351
2018	2,286
Thereafter	$ 6,060